Options (Tables)	9 Months Ended
Aug. 31, 2022
Options
Schedule of stock option transactions
	August 31, 2022			August 31, 2021
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$
Outstanding, beginning of period	1,489,500	2.40	1.80	1,697,638	2.92	1.99
Expired	(85,000)	32.70	25.08	-	-	-
Cancelled	-	-	-	(142,737)	1.07	0.58
Balance at
end of period	1,404,500	0.55	0.38	1,554,901	3.09	2.12

Options exercisable end of period	1,404,500	0.55	0.38	1,554,901	3.09	2.12

Schedule of components of stock based compensation expenses
Stock-based compensation	Three months ended		Nine months ended
related to:	August 31, 2021	August 31, 2021	August 31, 2021	August 31, 2021

Research and development	-	-	-	9,719
Selling, general and administrative	-	-	-	2,266
	-	-	-	11,985